First Trust Senior Loan Fund (FTSL)
Portfolio of Investments
July 31, 2023 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 83.8%
	Aerospace & Defense — 0.2%
$3,989,975	Transdigm, Inc., Term Loan H, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.49%	02/22/27	$4,002,284
	Application Software — 12.2%
2,658,009	Applied Systems, Inc., 2026 Term Loan, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	9.74%	09/19/26	2,666,940
826,459	CCC Intelligent Solutions, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.68%	09/21/28	825,942
8,269,690	ConnectWise LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	09/30/28	8,119,802
14,088,991	Epicor Software Corp., Term Loan C (First Lien), 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.68%	07/30/27	14,017,137
30,725,698	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.34%	10/01/27	30,272,494
15,580,252	Greeneden U.S. Holdings II LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.43%	12/01/27	15,583,213
8,635,580	Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 6.25%, 0.75% Floor	11.68%	07/10/25	8,592,402
6,275,866	Informatica Corp., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.18%	10/29/28	6,253,336
3,902,920	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New Term Loan, 1 Mo. CME Term SOFR + 3.75%, 1.00% Floor	9.07%	09/15/24	3,909,418
7,566,555	Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.18%	09/13/24	7,578,699
11,578,646	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. CME Term SOFR + 6.25%, 0.00% Floor	11.57%	02/23/29	10,113,253
1,449,660	ION Trading Technologies Ltd., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.09%	04/01/28	1,419,891
30,602,473	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	10.27%	08/31/27	19,592,468
21,757,156	McAfee Corp. (Condor Merger Sub, Inc.), Tranche B-1 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	8.96%	02/28/29	21,112,165
17,444,640	Open Text Corp. (GXS), New Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.92%	01/31/30	17,493,747
27,159,996	Open Text Corp. (GXS), Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.17%	05/30/25	27,233,600
14,335,603	RealPage, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + CSA + 6.50%, 0.75% Floor	11.93%	04/22/29	14,274,677
12,729,222	RealPage, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.43%	04/24/28	12,527,655
25,687,552	SolarWinds Holdings, Inc., Extended Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.07%	02/17/27	25,733,276
317,136	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.50% Floor	9.54%	06/04/28	300,066
370,757	Tenable, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.18%	07/07/28	370,294
8,157,591	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.62%	05/03/26	8,125,205

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$5,115,663	Ultimate Kronos Group (UKG, Inc.), Initial Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.22%	05/03/26	$5,115,688
3,922,905	Veeam Software Holdings Ltd. (VS Buyer LLC), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.67%	02/28/27	3,901,643
				265,133,011
	Asset Management & Custody Banks — 1.7%
15,451,614	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + CSA + 6.75%, 0.00% Floor	12.18%	07/20/26	15,113,611
22,516,608	Edelman Financial Engines Center LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.18%	04/07/28	22,235,150
				37,348,761
	Broadcasting — 3.3%
955,942	E.W. Scripps Co., Tranche B-3 Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor	8.18%	01/07/28	940,943
11,492,774	Gray Television, Inc., Term Loan E, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.73%	01/02/26	11,407,382
24,939,453	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.57%	05/01/26	22,669,962
6,502,712	iHeartCommunications, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.43%	05/01/26	5,883,329
17,030,209	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.93%	09/19/26	17,050,135
3,742,574	Sinclair Television Group, Inc., Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.93%	09/30/26	3,347,265
9,328,592	Univision Communications, Inc., 2021 Replacement New Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.68%	03/15/26	9,296,035
				70,595,051
	Building Products — 0.1%
2,111,441	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.67%	02/28/29	2,016,954
368,994	Quikrete Holdings, Inc., Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.43%	03/18/29	369,839
				2,386,793
	Cable & Satellite — 2.1%
15,919,686	Cablevision (aka CSC Holdings LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	7.59%	07/17/25	15,247,079
78,364	Charter Communications Operating LLC, Term Loan B1, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.07%	04/30/25	78,372
29,543,076	Charter Communications Operating LLC, Term Loan B1, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.12%	04/30/25	29,546,179
				44,871,630
	Casinos & Gaming — 1.6%
24,683,277	Golden Nugget, Inc. (Fertitta Entertainment LLC), Initial Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.32%	01/27/29	24,460,264
495,000	Light & Wonder (FKA Scientific Games International, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.30%	04/07/29	494,960

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Casinos & Gaming (Continued)
$1,686,932	Scientific Games Holdings L.P. (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.77%	04/04/29	$1,668,603
8,478,426	Stars Group Holdings B.V. (Flutter Entertainment PLC), Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.75%	07/21/26	8,485,252
				35,109,079
	Commercial Printing — 0.7%
16,052,104	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	10.42%	10/29/28	15,994,958
	Communications Equipment — 0.1%
2,577,600	Commscope, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.68%	04/06/26	2,407,156
	Diversified Support Services — 0.0%
308,437	Driven Holdings LLC, 2021 Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.41%	11/30/28	303,424
	Education Services — 0.3%
5,838,114	Ascensus Holdings, Inc. (Mercury), Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	08/02/28	5,761,489
	Electric Utilities — 2.7%
58,471,758	PG&E Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.43%	06/23/25	58,455,678
	Electronic Equipment & Instruments — 0.6%
722,091	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.67%	11/03/28	712,715
12,816,660	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	9.48%	08/20/25	12,166,919
				12,879,634
	Environmental & Facilities Services — 0.3%
6,104,023	GFL Environmental, Inc., Extended Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.47%	05/31/27	6,120,320
	Food Distributors — 0.3%
7,168,303	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.32%	08/31/26	7,179,163
	Health Care Equipment — 0.0%
906,441	Embecta Corp., Initial Term Loan, 6 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.34%	03/31/29	902,348
	Health Care Facilities — 0.8%
13,602,977	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	08/24/28	13,608,078
3,231,000	Select Medical Corp., Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.32%	03/06/27	3,231,000
				16,839,078
	Health Care Services — 1.8%
4,005,634	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. CME Term SOFR + CSA + 3.38%, 0.50% Floor	8.81%	12/23/27	3,798,202
9,272,516	CHG Healthcare Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	09/30/28	9,265,608
22,519,028	DaVita, Inc., Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.18%	08/12/26	22,292,037

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$346,352	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.32%	10/29/28	$345,919
5,426,285	Global Medical Response, Inc. (fka Air Medical), 2018 New Term Loan, 3 Mo. CME Term SOFR + CSA + 4.25%, 1.00% Floor	9.88%	03/14/25	3,355,832
1,346,423	Global Medical Response, Inc. (fka Air Medical), 2021 Refinancing Term Loan, 3 Mo. CME Term SOFR + CSA + 4.25%, 1.00% Floor	9.78%	10/02/25	831,840
				39,889,438
	Health Care Supplies — 1.9%
40,450,983	Medline Borrower L.P. (Mozart), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	10/21/28	40,090,161
	Health Care Technology — 12.0%
37,169,110	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.81%	02/15/29	36,165,730
10,589,080	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.75% Floor	9.68%	12/16/25	10,150,056
7,576,130	Ensemble RCM LLC (Ensemble Health), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.22%	08/01/26	7,577,910
25,728,112	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.57%	03/10/28	25,440,728
29,642,959	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.43%	10/23/26	29,680,161
85,561,842	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.43%	08/27/25	85,624,302
66,300,222	Zelis Payments Buyer, Inc., New Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.93%	09/30/26	66,328,068
				260,966,955
	Hotels, Resorts & Cruise Lines — 0.5%
1,756,822	Alterra Mountain Co., Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	08/17/28	1,759,018
838,374	Four Seasons Holdings, Inc., New Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.67%	11/30/29	841,346
8,486,347	Hilton Worldwide Finance LLC, Refinancing Series B-2 Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.15%	06/21/26	8,490,251
				11,090,615
	Household Appliances — 0.1%
1,052,564	Weber- Stephen Products LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.57%	10/31/27	945,155
	Human Resource & Employment Services — 0.0%
890,588	Alight, Inc. (fka Tempo Acq.), Extended Term Loan 2022, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.32%	08/31/28	893,340
	Industrial Machinery & Supplies & Components — 1.0%
6,998,168	Copeland (Emerald Debt Merger Sub LLC/EMRLD), Inital Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.26%	05/31/30	7,011,325
9,719,734	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	10/21/28	9,715,020
4,740,707	Filtration Group Corp., 2023 Extended Term Loan, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.68%	10/21/28	4,761,447

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Industrial Machinery & Supplies & Components (Continued)
$57,967	Gates Global LLC, Term Loan B-3, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	7.92%	03/31/27	$57,915
514,733	TK Elevator Newco GMBH (Vertical US Newco, Inc.), New Term Loan B1 (USD), 6 Mo. CME Term SOFR + 3.50%, 0.50% Floor	9.38%	07/31/27	513,479
				22,059,186
	Insurance Brokers — 11.7%
11,524,113	Alliant Holdings I LLC, Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	9.03%	11/06/27	11,508,844
29,200,466	Alliant Holdings I LLC, Term Loan B-5, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.72%	11/06/27	29,179,149
4,989,994	AmWINS Group, Inc., Feb. 2023 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.18%	02/19/28	4,989,994
13,378,189	AmWINS Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.75% Floor	7.68%	02/19/28	13,350,496
12,757,941	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	02/12/27	12,699,446
885,139	AssuredPartners, Inc., 2022 Incremental Term Loan B4, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.57%	02/12/27	886,985
13,031,450	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.82%	02/12/27	12,982,582
43,392,848	AssuredPartners, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.93%	02/12/27	43,182,609
14,904,390	BroadStreet Partners, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.32%	01/27/27	14,846,710
7,055,095	BroadStreet Partners, Inc., Term Loan B-3, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.32%	01/26/29	7,041,867
46,548,625	HUB International Ltd., 2023 Refinancing Term Loan B-5, 3 Mo. CME Term SOFR + 4.25%, 0.75% Floor	9.58%	06/15/30	46,797,195
1,836,923	HUB International Ltd., Term Loan B4, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	9.07%	11/10/29	1,842,848
3,352,261	IMA Financial Group, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.66%	11/01/28	3,345,976
2,000,000	National Financial Partners Corp. (NFP), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.68%	02/13/27	1,966,110
6,654,404	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.67%	11/16/27	6,650,278
7,979,487	Ryan Specialty Group LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor	8.42%	09/01/27	7,989,461
19,447,049	USI, Inc. (fka Compass Investors, Inc.), 2021 New Term Loans, 3 Mo. LIBOR + 3.25%, 0.00% Floor	8.79%	12/02/26	19,485,943
14,381,206	USI, Inc. (fka Compass Investors, Inc.), 2022 New Term Loan, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.99%	11/30/29	14,397,456
				253,143,949
	Integrated Telecommunication Services — 1.8%
8,499,462	Numericable (Altice France S.A. or SFR), Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	8.38%	07/31/25	8,110,782
1,924,005	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	9.26%	01/31/26	1,715,972
12,614,316	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	9.32%	08/14/26	11,233,363

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Integrated Telecommunication Services (Continued)
$6,619,830	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + 4.33%, 0.50% Floor	9.64%	03/09/27	$5,113,819
17,001,608	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.43%	03/09/27	13,037,513
				39,211,449
	Internet Services & Infrastructure — 0.1%
1,989,744	Go Daddy Operating Co. LLC, Term Loan B4, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.43%	08/10/27	1,990,370
	Investment Banking & Brokerage — 0.1%
2,979,395	LPL Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	6.96%	11/12/26	2,985,443
	IT Consulting & Other Services — 0.3%
6,704,724	CDK Global, Inc. (Central Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.49%	07/06/29	6,715,519
	Life Sciences Tools & Services — 0.2%
3,658,818	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 1.00% Floor	9.43%	01/08/27	3,620,857
	Managed Health Care — 0.2%
4,725,092	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	9.73%	08/31/28	4,462,258
	Metal & Glass Containers — 1.4%
31,231,484	Berry Global, Inc., Term Loan Z, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.29%	07/01/26	31,244,914
	Office Services & Supplies — 1.4%
29,890,782	Dun & Bradstreet Corp., New Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.42%	02/08/26	29,895,415
	Packaged Foods & Meats — 0.4%
9,081,755	Hostess Brands LLC (HB Holdings), Term Loan B 2030, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.74%	06/30/30	9,087,431
	Paper Packaging — 2.6%
26,570,306	Graham Packaging Co. L.P., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	8.43%	08/04/27	26,564,195
12,426,156	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Term Loan B-2, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.68%	02/05/26	12,428,393
1,787,869	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.68%	09/20/28	1,786,974
14,753,655	Reynolds Consumer Products LLC, Initial Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.17%	02/04/27	14,741,779
				55,521,341
	Pharmaceuticals — 3.0%
1,322,711	ICON Clinical Investments LLC (PRA Health Sciences, Inc.), Lux Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.75%	07/01/28	1,325,489
329,554	ICON Clinical Investments LLC (PRA Health Sciences, Inc.), US Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.75%	07/01/28	330,246
16,018,835	IQVIA, Inc. (Quintiles), Term Loan B2, 3 Mo. LIBOR + 1.75%, 0.00% Floor	7.29%	01/18/25	16,037,417

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Pharmaceuticals (Continued)
$34,694,976	IQVIA, Inc. (Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	7.29%	06/11/25	$34,752,223
12,443,223	Parexel International Corp. (Phoenix Newco), Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	11/15/28	12,407,573
				64,852,948
	Property & Casualty Insurance — 0.4%
8,582,848	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.07%	02/24/28	8,564,309
	Research & Consulting Services — 3.0%
1,773,728	AlixPartners LLP, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.18%	02/04/28	1,773,400
44,429,325	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.00%, 1.00% Floor	8.32%	10/31/26	44,450,206
3,845,517	Corelogic, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	06/02/28	3,546,894
9,224,010	J.D. Power (Project Boost Purchaser LLC), 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.82%	05/30/26	9,200,950
4,912,087	Trans Union LLC, Term Loan B5, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.17%	11/13/26	4,901,600
447,682	Veritext Corp. (VT TopCo, Inc.), Non-Fungible Term Loan (First Lien), 1 Mo. CME Term SOFR + 3.75%, 0.75% Floor	9.18%	08/10/25	448,241
				64,321,291
	Restaurants — 3.6%
38,870,692	1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	7.18%	11/14/26	38,691,692
39,064,612	IRB Holding Corp. (Arby’s/Inspire Brands), 2022 Replacement Term B Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor	8.42%	12/15/27	38,910,893
				77,602,585
	Security & Alarm Services — 0.2%
4,629,846	Garda World Security Corp., Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.00% Floor	9.64%	10/30/26	4,631,906
	Soft Drinks — 0.4%
22,525	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub LLC), Term Loan (First Lien), 2 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.67%	01/24/29	21,335
8,897,276	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub LLC), Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.59%	01/24/29	8,427,144
				8,448,479
	Specialized Consumer Services — 0.5%
4,377,581	Asurion LLC, New B-8 Term Loan, 3 Mo. LIBOR + 3.25%, 0.00% Floor	8.79%	12/23/26	4,271,994
4,026,538	Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	10.68%	01/31/28	3,595,115
1,994,832	Belron Finance US LLC, Dollar Second Incremental Facility Term Loan, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	7.88%	10/30/26	1,997,325
				9,864,434

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialized Finance — 0.2%
$5,584,323	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.68%	09/25/26	$4,721,071
	Specialty Chemicals — 0.2%
4,309,611	Avantor, Inc., Term Loan B5, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.67%	11/06/27	4,316,097
	Specialty Stores — 0.2%
3,908,390	Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.75%	03/03/28	3,900,691
	Systems Software — 4.8%
21,886,476	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.18%	10/02/25	21,859,227
6,403,098	Gen Digital, Inc. (fka NortonLifeLock, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.50% Floor	7.42%	09/12/29	6,389,939
3,746,971	Idera, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + 3.75%, 0.75% Floor	8.96%	02/15/28	3,676,715
10,395,000	Proofpoint, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + CSA + 6.25%, 0.50% Floor	11.68%	08/31/29	10,339,751
2,577,090	Proofpoint, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	08/31/28	2,542,944
994,875	Sophos Group PLC (Surf), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.78%	03/05/27	992,746
9,945,707	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	9,953,167
9,449,459	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	9,456,546
38,333,252	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	38,352,610
972,152	SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD, Daily SOFR + CSA + 3.25%, 0.00% Floor	8.41%-8.43%	03/15/26	967,196
				104,530,841
	Trading Companies & Distributors — 0.9%
19,338,706	SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	06/04/28	19,106,642
829,809	SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.82%	06/04/28	819,954
				19,926,596
	Wireless Telecommunication Services — 1.9%
40,095,976	SBA Senior Finance II LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.17%	04/11/25	40,110,611
	Total Senior Floating-Rate Loan Interests			1,815,895,512
	(Cost $1,836,612,488)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 8.6%
	Aerospace & Defense — 0.3%
6,082,000	TransDigm, Inc. (c)	6.25%	03/15/26	6,054,728
	Application Software — 0.1%
3,598,000	GoTo Group, Inc. (c)	5.50%	09/01/27	2,071,204

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Broadcasting — 1.0%
$2,148,000	Gray Television, Inc. (c)	5.88%	07/15/26	$1,936,265
18,561,000	Nexstar Media, Inc. (c)	5.63%	07/15/27	17,466,267
2,000,000	Sirius XM Radio, Inc. (c)	3.13%	09/01/26	1,806,560
				21,209,092
	Cable & Satellite — 3.1%
33,771,000	CCO Holdings LLC / CCO Holdings Capital Corp. (c)	5.13%	05/01/27	31,714,619
53,853,000	CSC Holdings LLC (c)	7.50%	04/01/28	33,332,971
2,278,000	CSC Holdings LLC (c)	11.25%	05/15/28	2,255,186
				67,302,776
	Casinos & Gaming — 0.0%
325,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.25%	12/01/26	306,435
	Health Care Facilities — 0.3%
3,798,000	Select Medical Corp. (c)	6.25%	08/15/26	3,769,053
2,015,000	Tenet Healthcare Corp.	6.25%	02/01/27	1,980,031
				5,749,084
	Health Care Services — 0.7%
24,212,000	Global Medical Response, Inc. (c)	6.50%	10/01/25	14,406,140
	Insurance Brokers — 1.3%
2,265,000	AmWINS Group, Inc. (c)	4.88%	06/30/29	2,080,032
9,728,000	AssuredPartners, Inc. (c)	7.00%	08/15/25	9,614,497
16,858,000	HUB International Ltd. (c)	7.00%	05/01/26	16,843,389
465,000	USI, Inc. (c)	6.88%	05/01/25	463,558
				29,001,476
	Integrated Telecommunication Services — 0.1%
2,291,000	Zayo Group Holdings, Inc. (c)	4.00%	03/01/27	1,641,298
	Internet Services & Infrastructure — 0.0%
763,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (c)	5.25%	12/01/27	729,363
	Paper Packaging — 0.4%
9,535,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (c)	4.00%	10/15/27	8,596,232
	Restaurants — 0.1%
3,185,000	IRB Holding Corp. (c)	7.00%	06/15/25	3,203,791
	Specialized Finance — 0.1%
2,882,000	Radiate Holdco LLC / Radiate Finance, Inc. (c)	4.50%	09/15/26	2,345,254
	Systems Software — 0.9%
788,000	Oracle Corp.	5.80%	11/10/25	798,225
18,749,000	SS&C Technologies, Inc. (c)	5.50%	09/30/27	18,130,106
				18,928,331
	Wireless Telecommunication Services — 0.2%
6,000,000	T-Mobile USA, Inc.	2.25%	02/15/26	5,549,671
	Total Corporate Bonds and Notes			187,094,875
	(Cost $224,081,246)
FOREIGN CORPORATE BONDS AND NOTES — 1.0%
	Application Software — 0.5%
375,000	Open Text Corp. (c)	6.90%	12/01/27	383,539
12,478,000	Open Text Corp. (c)	3.88%	02/15/28	11,111,437
				11,494,976

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Data Processing & Outsourced Services — 0.4%
$10,755,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (c)	4.00%	06/15/29	$8,763,695
	Environmental & Facilities Services — 0.1%
1,323,000	GFL Environmental, Inc. (c)	4.00%	08/01/28	1,185,404
	Total Foreign Corporate Bonds and Notes			21,444,075
	(Cost $22,715,481)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
249,316	Akorn, Inc. (d) (e) (f)	168,288
	(Cost $2,858,880)
WARRANTS — 0.0%
	Movies & Entertainment — 0.0%
972,355	Cineworld Group PLC, expiring 11/23/25 (GBP) (d) (e) (g)	6,240
	(Cost $0)
RIGHTS — 0.0%
	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (e) (g) (h) (i)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (e) (g) (h) (i)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS — 6.8%
147,788,622	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.13% (j)	147,788,622
	(Cost $147,788,622)

	Total Investments — 100.2%	2,172,397,612
	(Cost $2,234,056,717)
	Net Other Assets and Liabilities — (0.2)%	(4,102,990)
	Net Assets — 100.0%	$2,168,294,622

(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2023, securities noted as such amounted to $200,211,023 or 9.2% of net assets.

(d)	This issuer has filed for protection in bankruptcy court.

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
(e)	Non-income producing security.
(f)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2023, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(j)	Rate shown reflects yield as of July 31, 2023.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:

	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$1,815,895,512	$—	$1,815,895,512	$—
Corporate Bonds and Notes*	187,094,875	—	187,094,875	—
Foreign Corporate Bonds and Notes*	21,444,075	—	21,444,075	—
Common Stocks*	168,288	—	168,288	—
Warrants*	6,240	—	6,240	—
Rights*	— **	—	—	— **
Money Market Funds	147,788,622	147,788,622	—	—
Total Investments	$2,172,397,612	$147,788,622	$2,024,608,990	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

Unfunded Loan Commitments
As of July 31, 2023, the Fund had the following unfunded loan commitments which are categorized as Level 2 within the fair value hierarchy.

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan	$4,577,669	$4,547,435	$4,454,095	$(93,340)
Veritext Corp. (VT TopCo, Inc.), Term Loan	195	190	195	5
		$4,547,625	$4,454,290	$(93,335)

Restricted Securities
As of July 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	249,316	$0.67	$2,858,880	$168,288	0.01%